Acquisitions and disposals - divestitures (Details) £ in Millions, kr in Billions							3 Months Ended				12 Months Ended
	Feb. 10, 2022 GBP (£)	Feb. 10, 2022 USD ($)	Sep. 08, 2021	Feb. 26, 2021 GBP (£)	Feb. 26, 2021 USD ($)	Jan. 29, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Jun. 30, 2020 SEK (kr)	Jun. 30, 2020 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Apr. 26, 2021 USD ($)
Divestments [Line Items]
Exploration expenses											$ 1,004,000,000	$ 3,483,000,000	$ 1,854,000,000
Net income/(loss) from equity accounted investments											259,000,000	$ 53,000,000	$ 164,000,000
Corrib gas project in Ireland [Member]
Divestments [Line Items]
Consideration receivable from sale of equity interest							$ 434,000,000				$ 434,000,000
Equinor Energy Ireland [member] | Corrib gas project in Ireland, joint operations [Member]
Divestments [Line Items]
Proportion of voting rights held in joint operation							36.50%
Equinor Energy Ireland [member] | Corrib gas project in Ireland [Member]
Divestments [Line Items]
Proportion of ownership interest divested							100.00%
Vermilion [Member] | Corrib gas project in Ireland, joint operations [Member]
Divestments [Line Items]
Proportion of voting rights held in joint operation							20.00%
Nephin Energy [Member] | Corrib gas project in Ireland, joint operations [Member]
Divestments [Line Items]
Proportion of voting rights held in joint operation											43.50%
Dogger Bank Farm C [Member] | Other disposals of assets [member]
Divestments [Line Items]
Proportion of voting rights held in joint operation	40.00%	40.00%
Dogger Bank Farm C [Member] | SSE [Member] | Other disposals of assets [member]
Divestments [Line Items]
Proportion of voting rights held in joint operation	40.00%	40.00%
Dogger Bank Farm C [Member] | ENI [Member] | Other disposals of assets [member]
Divestments [Line Items]
Proportion of voting rights held in joint operation	20.00%	20.00%
Dogger Bank Farm C [Member] | Renewables [member] | Other disposals of assets [member]
Divestments [Line Items]
Proportion of ownership interest divested	10.00%	10.00%
Proceeds from divesture/sale	£ 68.0	$ 92,000,000
Equinor Refining Denmark A/S [Member]
Divestments [Line Items]
Proportion of ownership interest divested											100.00%
Proceeds from divesture/sale											$ 48,000,000
Proceeds from extraordinary dividend and repayment of paid-in capital											335,000,000
Equinor Refining Denmark A/S [Member] | MMP [member]
Divestments [Line Items]
Gain (loss) on disposal of assets or discontinued operations											167,000,000
Terra Nova [Member] | E&P International [member]
Divestments [Line Items]
Proportion of ownership interest divested			100.00%
Bakken onshore unconventional field [Member] | E&P USA [member]
Divestments [Line Items]
Potential consideration from divestment														$ 819,000,000
Dogger Bank Wind Farm A and B [member]
Divestments [Line Items]
Proportion of ownership interest divested				10.00%	10.00%
Proportion of ownership interest in associate				40.00%	40.00%
Proceeds from divesture/sale				£ 206.4	$ 285,000,000
Dogger Bank Wind Farm A and B [member] | SSE [Member]
Divestments [Line Items]
Proportion of ownership interest in associate				40.00%	40.00%
Dogger Bank Wind Farm A and B [member] | ENI [Member]
Divestments [Line Items]
Proportion of ownership interest in associate				20.00%	20.00%
Dogger Bank Wind Farm A and B [member] | Renewables [member]
Divestments [Line Items]
Gain (loss) on disposal of assets or discontinued operations				£ 202.8	$ 280,000,000
Empire Wind and Beacon Wind assets [member]
Divestments [Line Items]
Proportion of ownership interest divested						50.00%
Ownership interest in joint venture						50.00%
Total consideration after adjustments						$ 1,200,000,000
Prepaid						500,000,000
Empire Wind and Beacon Wind assets [member] | Renewables [member]
Divestments [Line Items]
Gain (loss) on disposal of assets or discontinued operations						$ 1,100,000,000
Divestment of Lundin Petroleum AB shares [Member]
Divestments [Line Items]
Proportion of ownership interest divested									4.90%	4.90%
Gain (loss) on disposal of assets or discontinued operations										$ (100,000,000)
Proceeds from divesture/sale									kr 3.3	$ 300,000,000
Sea of Okhotsk [Member] | E&P International [member]
Divestments [Line Items]
Exploration obligations outstanding							$ 0				$ 0
Exploration expenses								$ 166,000,000